Accounts, other receivables, and publisher advance	9 Months Ended
May 31, 2022
Accounts, other receivables, and publisher advance

6.	Accounts, other receivables, and publisher advance

(a)	Accounts and other receivables

The Company’s accounts and other receivables are comprised of the following:

	May 31, 2022	August 31, 2021
	$	$

Trade accounts receivable	8,836,051	9,677,725
Other receivables	50,857	53,387
Allowance for doubtful accounts	(1,022,636)	(1,084,305)
	7,864,272	8,646,807

A continuity of the Company’s allowance for doubtful accounts is as follows:

	2022	2021
	$	$

Balance, August 31,	(1,084,305)	(874,438)
Provision, bad debt expense	-	(72,636)
Write-offs	61,669	3,540
Balance, May 31,	(1,022,636)	(943,534)

(b)	Publisher advance

On February 7, 2021, the Company’s subsidiary Frankly Media LLC, amended its commercial agreement with its largest publisher, which secured a long-term extension. The contract is expected to go through early calendar year 2023. One of the key terms of the amended agreement required the Company to advance $6 million of revenue sharing payments to the publisher under the following schedule:

(i)	$4 million within one day of execution of the amendment;
(ii)	$1 million on or before February 28, 2021; and
(iii)	$1 million on or before March 31, 2021.

The advance is to be recouped through additional withholding on future advertising revenue share payments made to the publisher, beyond Frankly’s share, and is effective for amounts billed for periods February 1, 2021, forward.

As of May 31, 2022, $6 million had been advanced to the publisher and $3,648,565 had been recouped through the process explained above. As of May 31, 2022, a net amount of $2,351,435 was outstanding on the advance.

The breakout of the publisher advance into current and non-current portions is based on an estimate of advertising billings over the next twelve months and the resulting additional withholding on the related advertising revenue share payments.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)